Recapitalization - Schedule of Reverse Recapitalization (Details)	10 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Reverse Recapitalization [Abstract]
Cash-trust and cash, net of redemptions	$ 106,014,455
Less: transaction costs paid	(23,757,573)
Net payout in Reverse Recapitalization	82,256,882
Add: Prepaid assets acquired	9,250,000
Reverse Recapitalization, net	$ 91,506,882